UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------------------------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Impala Asset Management LLC
                     ---------------------------------------
Address:             134 Main Street
                     ---------------------------------------
                     New Canaan, CT 06840
                     ---------------------------------------


Form 13F File Number: 28- 11248
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Thomas T. Sullivan
                     ---------------------------------------
Title:               CFO
                     ---------------------------------------
Phone:               (203) 972-4155
                     ---------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas T. Sullivan               New Canaan, Connecticut  May 14, 2008
-----------------------------------  -----------------------  ------------------
[Signature]                          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       -0-

Form 13F Information Table Entry Total:                   58

Form 13F Information Table Value Total:            2,532,080
                                               ----------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

CIK Code:   0001317679
CCC Code:  ddddd#d9
IMPALA ASSET MANAGEMENT LLC
134 MAIN STREET
NEW CANAAN, CT 06840
TOM SULLIVAN, CFO
203-972-4155

FORM 13F FOR THE PERIOD ENDED March 31, 2008

                                                                                                   Investment   Other     Voting
Security                                 Title of Class    CUSIP       MKT (000's)    Shares       Discretion   Managers  Authority
------------------------------------------------------------------------------------------------------------------------------------
ARACRUZ CELULOSE SA CL B ADR             SPON ADR PFD B    038496204        98,709    1,446,073    Y            N         SOLE
ATLAS AIR WORLDWIDE HOLDINGS             COM NEW           049164205        15,694      285,345    Y            N         SOLE
BALL CORP  COM STK                       COM               058498106        13,782      300,000    Y            N         SOLE
BARRICK GOLD CORP COM                    COM               067901108        39,105      900,000    Y            N         SOLE
BOEING CO USD5 COM                       COM               097023105        48,088      646,600    Y            N         SOLE
BOISE INC   CORP COM STK                 COM               09746Y105        26,146    4,085,248    Y            N         SOLE
BUNGE LTD  COM STK                       COM               G16962105         1,738       20,000    Y            N         SOLE
BURLINGTON NORTHERN SANTA FE CORP        COM               12189T104        40,535      439,552    Y            N         SOLE
CANADIAN NATIONAL RA ILWAY CO            COM               136375102        41,613      861,200    Y            N         SOLE
CARNIVAL CORP                            PAIRED CTF        143658300        69,872    1,726,103    Y            N         SOLE
CEDAR FAIR LP  COM STK                   DEPOSITRY UNIT    150185106         8,485      364,933    Y            N         SOLE
CHESAPEAKE ENERGY CO RP COM ST           COM               165167107        10,384      225,000    Y            N         SOLE
CLEAN ENERGY FUELS  CORP COM S           COM               184499101         2,315      173,300    Y            N         SOLE
CLEVELAND CLIFFS INC  COM STK            COM               185896107        47,928      400,000    Y            N         SOLE
CONTINENTAL AIRLINES                     CL B              210795308         6,064      315,333    Y            N         SOLE
CON-WAY INC COM STK                      COM               205944101        75,022    1,516,205    Y            N         SOLE
CORNING INC  COM STK                     COM               219350105        19,232      800,000    Y            N         SOLE
CSX CORP CMN                             COM               126408103        37,433      667,613    Y            N         SOLE
CUMMINS INC  COM STK                     COM               231021106        60,207    1,285,930    Y            N         SOLE
DELTA AIRLINES INC                       COM NEW           247361702        16,097    1,871,687    Y            N         SOLE
DENBURY RESOURCES HO LDINGS IN           COM NEW           247916208        13,844      484,919    Y            N         SOLE
EMERSON ELECTRIC CO  COM STK             COM               291011104         9,374      182,156    Y            N         SOLE
FEDEX Corp                               COM               31428X106        13,663      147,432    Y            N         SOLE
FIRST SOLAR INC                          COM               336433107        30,085      130,158    Y            N         SOLE
FORDING CDN COAL TR TR UNIT              TR UNIT           345425102       243,691    4,668,400    Y            N         SOLE
GATX CORP  COM STK                       COM               361448103        23,454      600,300    Y            N         SOLE
GENESEE & WYOMING INC                    CL A              371559105         4,200      122,096    Y            N         SOLE
GOODYEAR TIRE & RUBR  CO COM S           COM               382550101       237,924    9,221,838    Y            N         SOLE
GREENBRIER COMPANIES                     COM               393657101        10,707      403,715    Y            N         SOLE
HUNT J B TRANS SVCS INC COM ST           COM               445658107       218,860    6,963,435    Y            N         SOLE
ITRON INC                                COM               465741106        16,299      180,639    Y            N         SOLE
LANDSTAR SYSTEM INC CMN                  COM               515098101        40,008      767,030    Y            N         SOLE
NORFOLK SOUTHN CORP  COM STK             COM               655844108       119,331    2,196,813    Y            N         SOLE
NORTHWEST AIRLNS                         COM               667280408        30,869    3,433,650    Y            N         SOLE
OCCIDENTAL PETE CORP                     COM               674599105        76,880    1,050,700    Y            N         SOLE
OLD DOMINION FREIGHT LINE                COM               679580100         4,673      146,801    Y            N         SOLE
OVERSEAS SHIPHOLDING GRP I               COM               690368105        10,669      152,333    Y            N         SOLE
POTASH CORP OF SASKATCHEWAN I            COM               73755L107        54,324      350,000    Y            N         SOLE
PPG INDUSTRIES INC  COM STK              COM               693506107        51,434      850,000    Y            N         SOLE
PULTE HOMES INC  COM STK                 COM               745867101         3,833      263,464    Y            N         SOLE
ROCKWELL AUTOMATION INC COM ST           COM               773903109        34,452      600,000    Y            N         SOLE
ROYAL CARIBBEAN CRUISES LTD              COM               V7780T103        63,181    1,920,400    Y            N         SOLE
RUBICON TECHNOLOGY INC                   COM               78112T107           924       31,884    Y            N         SOLE
RYDER SYSTEM INC  COM STK                COM               783549108        60,744      997,285    Y            N         SOLE
SANDERSON FARMS INC  COM STK             COM               800013104        34,147      898,380    Y            N         SOLE
SUNPOWER CORP, SPWR                      COM CL A          867652109        24,189      324,635    Y            N         SOLE
SYNTHESIS ENERGY SYSTEMS INC             COM               871628103           978      111,111    Y            N         SOLE
TECK COMINCO LIMITED CL B SUB            CL B              878742204        73,314    1,789,900    Y            N         SOLE
TEEKAY CORP COM STK                      COM               Y8564W103        12,773      300,754    Y            N         SOLE
Teekay Offshore Partners LP              PARTNERSHIP UN    Y8565J101         3,200      138,231    Y            N         SOLE
TETRA TECH INC  COM STK                  COM               88162G103         3,902      200,000    Y            N         SOLE
THOMPSON CREEK METAL S CO INC            COM               884768102         9,127      500,000    Y            N         SOLE
TRANSOCEAN INC                           SHS               G90073100        25,012      185,000    Y            N         SOLE
TRINITY INDS INC  COM STK                COM               896522109        54,801    2,056,334    Y            N         SOLE
UAL CORP  COM STK                        COM NEW           902549807       161,328    7,493,175    Y            N         SOLE
UNITED STATES OIL                        UNITS             91232N108           212        2,600    Y            N         SOLE
UTI WORLDWIDE INC                        ORD               G87210103        12,216      608,376    Y            N         SOLE
WEYERHAEUSER CO  COM STK                 SHS               962166104        65,008      999,506    Y            N         SOLE

                                                                         2,532,080